Share-based Compensation - Summary of activities of the service based restricted share units (Details) - Restricted share units - CNY (¥) ¥ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jun. 19, 2017	Dec. 19, 2016	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of restricted share units
Unvested at Beginning Balance (in shares)				34,239,273	55,569,218	63,728,544
Granted (in shares)						7,772,731
Vested (in shares)				(1,177,684)	(16,942,984)	(15,932,057)
Forfeited (in shares)				(2,519,014)	(4,386,961)
Cancelled on September 7, 2019				(30,542,575)
Unvested at Ending Balance (in shares)			63,728,544		34,239,273	55,569,218
Weighted Average Grant Date Fair Value
Unvested at Beginning Balance (in US dollar per share)				¥ 0.30	¥ 0.31	¥ 0.28
Granted (in US dollar per share)						0.47
Vested (in US dollar per share)				0.47	0.30	0.28
Forfeited (in US dollar per share)				0.38	0.35
Cancelled on September 7, 2019				¥ 0.29
Unvested at Ending Balance (in US dollar per share)			¥ 0.28		¥ 0.30	¥ 0.31
Beijing Duoke
Weighted Average Grant Date Fair Value
Total unrecognized compensation expense				¥ 0
Unrecognized compensation expense, recognition period				0 years
Employees | Beijing Duoke
Number of restricted share units
Granted (in shares)	7,772,731	63,728,544	9,382,236
Weighted Average Grant Date Fair Value
Total share based compensation expenses				¥ 3,140	¥ 5,090	¥ 4,860
Total unrecognized compensation expense					¥ 10,410	¥ 17,070
Unrecognized compensation expense, recognition period					2 years 22 days	3 years 26 days